Consolidated Statements of Operations (Parenthetical) - USD ($)		10 Months Ended	12 Months Ended
		Dec. 31, 2023	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
General and administrative expenses, related party amount	[1]	$ 2,675,698	$ 17,972,828
SAFE notes issuance costs, related party amount		466,302
Other transaction costs, related party amount	[2]	450,113
Interest expense including related party amount	[3]	7,828	50,454
Finance charge including related party amount			7,579,713 [4]
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
General and administrative expenses, related party amount		797,019	143,057
SAFE notes issuance costs, related party amount		435,000
Other transaction costs, related party amount		100,000
Interest expense including related party amount		7,111	20,937
Finance charge including related party amount			$ 3,875,000

[1]	Includes related party amounts of $143,057 and $797,019 for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.
[2]	Includes related party amounts of $Nil and $100,000 for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.
[3]	Includes related party amounts of $20,937 and $7,111 for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.
[4]	Includes related party amounts of $3,875,000 and $Nil for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.